Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2022	377,470	$3.53
Granted	28,560	3.74
Vested	(114,876)	3.68
Balance at October 31, 2023	291,154	$3.49